Loan interest income (Tables)	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
Summary of interest and other income

	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
Contractual interest earned	224,474	228,892	213,908

Amortization
Amortization of fair value hedge	(300)	(316)	(501)
Amortization of loan origination fees (net of amortized costs)	5,436	5,456	5,088
Amortization of fair value adjustment on purchased loans	1,046	—	—
Total loan interest income	230,656	234,032	218,495

Balance of unamortized fair value hedge included in loans as at year end	1,376	1,676	1,992
Balance of unamortized loan fees included in loans as at year end	12,204	11,628	10,010